Note 9 - Intangible Assets - Components of Intangible Assets (Details) - USD ($)	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, intangible assets	$ 876,865
Balance, intangible assets	839,637	876,865		$ 876,865	$ 839,637
BB Photonics [member]
Statement Line Items [Line Items]
Amortization, intangible assets	0	0
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets	714,000
Balance, intangible assets	714,000	714,000		714,000	714,000
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets	162,865
Balance, intangible assets	125,637	162,865		162,865	125,637
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, intangible assets
Balance, intangible assets	900,131				900,131
Gross carrying amount [member] | DenseLight [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets					186,131
Gross carrying amount [member] | BB Photonics [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets					714,000
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets
Balance, intangible assets	714,000				714,000
Gross carrying amount [member] | Technology-based intangible assets [member] | DenseLight [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets
Gross carrying amount [member] | Technology-based intangible assets [member] | BB Photonics [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets					714,000
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets
Balance, intangible assets	186,131				186,131
Gross carrying amount [member] | Customer-related intangible assets [member] | DenseLight [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets					186,131
Gross carrying amount [member] | Customer-related intangible assets [member] | BB Photonics [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, intangible assets	23,266
Balance, intangible assets	60,494	23,266		23,266	60,494
Amortization, intangible assets	37,228			23,266
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets
Balance, intangible assets
Amortization, intangible assets
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets	23,266
Balance, intangible assets	60,494	$ 23,266		23,266	$ 60,494
Amortization, intangible assets	$ 37,228			$ 23,266